As filed with the Securities and Exchange Commission on December 12, 2006

Registration Statement Nos. 33-64457

Investment Company Act File No. 811-7435

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34

(Check appropriate box or boxes.)

Legg Mason Partners Lifestyle Series, Inc.

(Formerly, Smith Barney Allocation Series Inc.)

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, NY	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (203) 890-7046

Robert I. Frenkel, Esq.

Legg Mason Partners Fund Advisor, LLC

300 First Stamford Place

Stamford, CT 06902

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: immediately Upon Filing

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 29, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A for Legg Mason Partners Lifestyle Series, Inc. (the “Company”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until December 29, 2006, the effectiveness of Post-Effective Amendment No. 32, which was filed with the Commission on September 29, 2006 (Accession No. 0001193125-06-200386) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A and B of Post-Effective Amendment No. 32 are incorporated herein by reference.

PART A - PROSPECTUS

The Prospectuses for the following series of the Company are incorporated by reference to Part A of Post-Effective Amendment No. 32 to the Company’s Registration Statement filed on September 29, 2006 (Accession No. 0001193125-06-200386):

Legg Mason Partners Lifestyle Equity Growth Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle High Growth Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Growth Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Balanced Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Conservative Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Income Fund – Classes A, B, C and I

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the following series of the Trust is incorporated by reference to Part B of Post-Effective Amendment No. 32 to the Company’s Registration Statement filed on September 29, 2006 (Accession No. 0001193125-06-200386).

Legg Mason Partners Lifestyle Equity Growth Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle High Growth Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Growth Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Balanced Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Conservative Fund – Classes A, B, C and I

Legg Mason Partners Lifestyle Income Fund – Classes A, B, C and I

PART C

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C of this Registration Statement.

OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation of the Registrant is incorporated by reference to Registrant’s Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the “Registration Statement”).

(a)(2) Articles Supplementary to the Articles of Incorporation of the Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 (“Post-Effective Amendment No. 4”).

(a)(3) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 2, 1998 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed on June 1, 1999 (“Post-Effective Amendment No. 16”).

(a)(4) Articles of Amendment to the Articles of Incorporation of the Registrant dated June 4, 1998 is incorporated by reference to Post-Effective Amendment No. 16.

(a)(5) Articles of Amendment to the Articles of Incorporation of the Registrant dated September 13, 2000 is incorporated by reference to Post-Effective Amendment No. 18 to The Registration Statement as filed on April 24, 2001 (“Post-Effective Amendment No. 18”).

(a)(6) Articles of Amendment to the Articles of Incorporation of the Registrant dated February 15, 2001 is incorporated by reference to Post-Effective Amendment No. 18.

(a)(7) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 9, 2001 is incorporated by reference to Post-Effective Amendment No. 18.

(a)(8) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 24, 2001 is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed on May 30, 2001 (“Post-Effective Amendment No. 19”).

(a)(9) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 24.

(a)(10) Articles of Amendment to the Articles of Incorporation of the Registrant dated July 21, 2004, is incorporated by reference to Post-Effective Amendment No. 28.

(a)(11) Articles of Amendment to the Articles of Incorporation of the Registrant dated March 31, 2006, is incorporated by reference to Post-Effective Amendment No. 30.

(a)(12) Form of Articles of Amendment to the Articles of Incorporation of the Registrant dated May 1, 2006, is incorporated by reference to Post-Effective Amendment No 30.

(a)(13) Articles of Amendment to the Articles of Incorporation of the Registrant dated May 1, 2006, is incorporated by reference to Post-Effective Amendment No. 31.

(b)(1) Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

(b)(2) Form of Amended and Restated By-Laws is incorporated by reference to the Registration Statement.

(c)(1) Registrant’s form of stock certificates for Class A, B, C and Y shares of the High Growth Portfolio is incorporated by reference the Registration Statement.

(c)(2) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Growth Portfolio is incorporated by reference to the Registration Statement.

(c)(3) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Balanced Portfolio is incorporated by reference to the Registration Statement.

(c)(4) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Conservative Portfolio is incorporated by reference to the Registration Statement.

(c)(5) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Income Portfolios incorporated by reference to the Registration Statement.

(c)(6) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement as filed August 13, 1996 (“Post-Effective Amendment No. 3”).

(c)(7) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(8) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(9) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(10) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Income Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(11) Registrant’s form of stock certificate for Class Z shares of the High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(12) Registrant’s form of stock certificate for Class Z shares of the Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(13) Registrant’s form of stock certificate for Class Z shares of the Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(14) Registrant’s form of stock certificate for Class Z shares of the Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(15) Registrant’s form of stock certificate for Class Z shares of the Income Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(16) Registrant’s form of stock certificate for Class A, B, C and Y shares of the Global Portfolio will be filed by amendment.

(d)(1) Asset Allocation and Administration Agreements between the Registrant and Smith Barney Fund Management LLC are incorporated by reference to Post-Effective Amendment No. 21 for each of the following:

(i)	High Growth Portfolio

(ii)	Growth Portfolio

(iii)	Balanced Portfolio

(iv)	Conservative Portfolio

(v)	Income Portfolio

(vi)	Global Portfolio

(d)(2) Form of Asset Allocation and Administration Agreement between the Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:

(i)	Select High Growth Portfolio

(ii)	Select Growth Portfolio

(iii)	Select Balanced Portfolio

(iv)	Select Conservative Portfolio

(v)	Select Income Portfolio

(d)(3) Asset Allocation and Administration Agreement between Registrant and Smith Barney Fund management LLC dated July 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30 for each of the following:

(1)	Select High Growth Portfolio

(2)	Select Growth Portfolio

(3)	Select Balanced Portfolio

(d)(4) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Balanced Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(5) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Conservative Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(6) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Growth Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(7) Investment Management Agreement dated December 19, 2005 between Registrant on behalf of Growth Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(8) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of High Growth Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(9) Investment Management Agreement dated December 19, 2005 between Registrant on behalf of High Growth Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(10) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Income Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(11) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Select Balanced Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(12) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Select Growth Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(13) Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Select High Growth Portfolio and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 30.

(d)(14) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle High Growth Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(15) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Growth Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(16) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Balanced Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(17) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Conservative Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(18) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Income Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(19) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Variable Lifestyle High Growth Portfolio and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(20) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Variable Lifestyle Growth Portfolio and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(21) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Variable Lifestyle Balanced Portfolio and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(22) Investment Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Equity Growth Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 32.

(d)(23) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle High Growth Fund is incorporated by reference to Post-Effective Amendment No. 32.

(d)(24) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle Growth Fund is incorporated by reference to Post-Effective Amendment No. 32.

(d)(25) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle Balanced Fund is incorporated by reference to Post-Effective Amendment No. 32.

(d)(26) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle Conservative Fund is incorporated by reference to Post-Effective Amendment No. 32.

(d)(27) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle Income Fund is incorporated by reference to Post-Effective Amendment No. 32.

(d)(28) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle Variable High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 32.

(d)(29) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle Variable Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 32.

(d)(30) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Lifestyle Variable Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 32.

(d)(31) Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC and CAM North America LLC on behalf of Legg Mason Partners Equity Growth Fund is incorporated by reference to Post-Effective Amendment No. 32.

(e)(1) Form of the Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Registration Statement.

(e)(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.

(e)(3) Form of Participation Agreement between the Registrant and Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

(e)(4) Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

(e)(5) Form of Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 16.

(e)(6) Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 23.

(e)(7) Amendment to Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated by reference to Post-Effective Amendment No. 30.

(e)(8) Distribution Agreement dated December 1, 2005 between the Registrant and Legg Mason Investor Services, LLC is incorporated by reference to Post-Effective Amendment No. 30.

(e)(9) Amendment of Distribution Agreement and Assumption of Duties and Responsibilities by PFSI dated December 1, 2005 between the Registrant and PFSI is incorporated by reference to Post-Effective Amendment No. 30.

(f) Inapplicable.

(g) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, a Massachusetts trust company is incorporated by reference to Post-Effective Amendment No. 21.

(g)(1) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 30.

(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to the Registration Statement.

(h)(2) Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholders Services is incorporated by reference to the Registration Statement.

(h)(3) Transfer Agency Agreement between Registrant and PFPC Inc. dated January 1, 2006 is incorporated by reference to Post-Effective Amendment No. 30.

(h)(4) License Agreement between Registrant and Citigroup, Inc. dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(h)(5) License Agreement between Legg Mason Properties, Inc. and Registrant dated April 6, 2006 is incorporated by reference to Post-Effective Amendment No. 30.

(i)(1) Opinion and Consent of Willkie Farr & Gallagher as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective Amendment No. 4.

(i)(2) Opinion and Consent of Willkie Farr & Gallagher LLP as to legality of the series of shares being registered to be filed by amendment.

(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(j)(2) Power of Attorney dated March 18, 2004 is incorporated by reference to Post-Effective Amendment No. 25 filed on May 27, 2004.

(j)(3) Power of Attorney dated May 5, 2004 is incorporated by reference to Post-Effective Amendment No. 25 filed on May 27, 2004.

(j)(4) Power of Attorney dated April 12, 2006, is incorporated by reference to Post-Effective Amendment No. 30.

(k) Inapplicable.

(l) Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to the Registration Statement.

(m)(1) Form of Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

(m)(2) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 16.

(m)(3) Amended Services and Distribution Plan pursuant to Rule 12b-1 dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(n) Not Applicable

(o)(1) Form of Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to the Registration Statement.

(o)(2) Form of Amended Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 16.

(o)(3) Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(p)(1) Code of Ethics-North America is incorporated by reference to Post-Effective Amendment No. 17 filed on May 26, 2000.

(p)(2) Code of Ethics of Citigroup Asset Management - North America and certain registered Investment companies, as amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(p)(3) Code of Ethics of Legg Mason Investors Services, LLC dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

The response to this item is incorporated by reference to the Registrant Statement. Reference is made to Paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets, Inc. (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.

Item 26. Business and Other Connections of Investment Advisers

Manager - Smith Barney Fund Management LLC (“SBFM”)

SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is an indirect wholly owned subsidiary of Legg Mason, Inc., (“Legg Mason”).

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “1940 Act”). The list required by this Item 26 of officers and directors of SBFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 Act (SEC File No. 801-8314).

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Legg Mason Partners Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios IV, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Legg Mason Partners Variable Portfolios Inc I, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Variable Portfolios III, Inc., and various series of unit investment trusts.

PFS Distributors, a distributor of the Registrant, is also a distributor for the following funds: Legg Mason Partners Trust II, Legg Mason Partners Investment Series, Legg Mason Partners Appreciation Fund, Inc. Legg Mason Partners California Municipal Fund, Inc., Legg Mason Partners Municipal Funds, Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc.

LMIS, a distributor of the Registrant is also a distributor of the following funds:

Legg Mason Partners Trust II

CitiFunds Trust I

Salomon Funds Trust

Legg Mason Partners Variable Portfolios V

CitiFunds Premium Trust

CitiFunds Institutional Trust

CitiFunds Trust III

Legg Mason Partners Lifestyle Series, Inc.

Legg Mason Partners Variable Portfolios IV

Legg Mason Partners Investment Series

Consulting Group Capital Markets Funds

High Income Opportunity Fund Inc.

Intermediate Muni Fund, Inc.

Legg Mason Partners Small Cap Core Fund, Inc.

Legg Mason Partners Investment Trust

Real Estate Income Fund Inc.

Managed High Income Portfolio Inc.

Managed Municipals Portfolio Inc.

Municipal High Income Fund Inc.

Citigroup Investments Corporate Loan Fund Inc.

Zenix Income Fund Inc.

Salomon Brothers Capital Fund Inc.

Salomon Brothers Investors Value Fund Inc.

Salomon Brothers Fund Inc.

Salomon Brothers Institutional Series Fund Inc.

Salomon Brothers Series Funds Inc.

Legg Mason Partners Variable Portfolios Inc., I

Salomon Brothers Opportunity Fund Inc.

Salomon Brothers 2008 Worldwide Government Term Trust

Salomon Brothers High Income Fund Inc.

Salomon Brothers High Income Fund II Inc.

Salomon Brothers Emerging Markets Income Fund Inc.

Salomon Brothers Emerging Markets Income Fund II Inc.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Salomon Brothers Global High Income Fund Inc.

Salomon Brothers Emerging Markets Debt Fund Inc.

Salomon Brothers Capital and Income Fund Inc.

Salomon Brothers Inflation Management Fund Inc.

Salomon Brothers Variable Rate Strategic Fund Inc.

Salomon Brothers Global Partners Income Fund Inc.

Salomon Brothers Municipal Partners Fund Inc.

Salomon Brothers Municipal Partners Fund II Inc.

Legg Mason Partners Variable Portfolios II

Legg Mason Partners Adjustable Rate Income Fund

Legg Mason Partners Aggressive Growth Fund, Inc.

Legg Mason Partners Appreciation Fund, Inc.

Legg Mason Partners California Municipals Fund, Inc.

Legg Mason Partners Equity Funds

Legg Mason Partners Fundamental Value Fund, Inc.

Legg Mason Partners Funds, Inc.

Legg Mason Partners Income Funds

Smith Barney Institutional Cash Management Fund, Inc.

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Core Plus Bond Fund, Inc.

Legg Mason Partners Managed Municipals Fund, Inc.

Legg Mason Partners Massachusetts Municipal Fund

Smith Barney Money Funds, Inc.

Legg Mason Partners Municipal Funds

Smith Barney Municipal Money Market Fund, Inc.

Legg Mason Partners New Jersey Municipals Fund, Inc.

Legg Mason Partners Oregon Municipals Fund

Legg Mason Partners World Funds, Inc.

Legg Mason Partners Sector Series, Inc.

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Cash Reserve Trust, Inc.

Legg Mason Charles Street Trust, Inc.

Legg Mason Global Trust, Inc.

Legg Mason Growth Trust, Inc.

Legg Mason Income Trust, Inc.

Legg Mason Investment Trust, Inc.

Legg Mason Investors Trust, Inc.

Legg Mason Light Street Trust, Inc.

Legg Mason Special Investment Trust, Inc.

Legg Mason Tax Exempt Trust, Inc.

Legg Mason Tax-Free Income Fund

Legg Mason Value Trust, Inc.

Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director, officer and partner of PFS Investments is incorporated by reference to Schedule A of Form BD filed by PFS Investments pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve - Managing Director

Mark R. Fetting - Managing Director

D. Stuart Bowers - Vice President

W. Talbot Daley - Vice President

Thomas J. Hirschmann - Vice President

Joseph M. Furey - General Counsel and Chief Compliance Officer

Ronald Holinsky - Counsel

Robert E. Patterson - Counsel

Theresa M. Silberzahn - Chief Financial Officer

Elisabeth F. Craig - AML Compliance Officer and Director of Continuing Education

All addresses are 100 Light Street, Baltimore, Maryland 21202

Item 28. Location of Accounts and Records

Legg Mason Partners Lifestyle Series, Inc.

formerly known as Smith Barney Allocation Series Inc.

125 Broad Street

New York, New York 10004

Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

and

300 First Stamford Place, 4th Floor

Stamford, CT 06902

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

PFS Distributors Inc.

3120 Breckinridge Blvd.

Duluth, GA 30099-0062

Citicorp Trust Bank, fsb

125 Broad Street

New York, New York 10004

PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

Primerica Shareholder Services

3100 Breckinridge Blvd.

Bldg 20

Duluth, GA 30099-0062

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, Legg Mason Partners Lifestyle Series, Inc., formerly, Smith Barney Allocation Series Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 12th day of December 2006.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ R. JAY GERKEN (R. Jay Gerken)	President, Chairman of the Board and Chief Executive Officer	December 12, 2006

/s/ ROBERT BRAULT Robert Brault	Chief Financial Officer and Treasurer	December 12, 2006

Walter E. Auch	Director

/s/ H. JOHN ELLIS* H. John Ellis	Director	December 12, 2006

/s/ STEPHEN E. KAUFMAN* Stephen E. Kaufman	Director	December 12, 2006

/s/ ARMON E. KAMESAR* Armon E. Kamesar	Director	December 12, 2006

/s/ JOHN J. MURPHY* John J. Murphy	Director	December 12, 2006

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 12, 2006.

/s/ R. JAY GERKEN
R. Jay Gerken